Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies [Text Block]

22. Commitments and contingencies

(a) Operating lease commitments

The Group leases land from the PRC government under operating leases (Note 9). Operating lease charges are prepaid in full at the inception of the lease. The Group also leases staff quarters and motor vehicles under operating leases. The leases typically run for a period of one year.

For the years ended December 31, 2009, 2010 and 2011, total rental expenses for operating leases, including land lease expense, were RMB1,183,000, RMB885,000 and RMB2,282,000 (US$363,000), respectively.

As of December 31, 2011, total future minimum lease payments under non-cancellable operating leases were as follows:

	RMB’000	US$’000

2012	552	88
2013	33	5
2014	-	-
Total	585	93

(b) Capital commitments

Capital commitments for purchase, installation and construction of property, plant and equipment as of December 31, 2011 were RMB12,112,000 (US$1,924,000). They are all due within the next year.